Tax provision (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Income Tax [Abstract]
Major components of income tax

	2024	2023
Earnings:
Current tax	$(118)	$(61)
Deferred tax recovery (provision)	74	122
Tax recovery (provision) on earnings	$(43)	$61

Other comprehensive earnings:
Deferred tax recovery (provision) on retirement benefit actuarial loss (gain)	$(3)	$12
Tax recovery (provision) on comprehensive earnings	$(46)	$73

Income tax rate reconciliation
The tax provision differs from the amount that would have resulted from applying the British Columbia statutory income tax rate to earnings before tax as follows:

	2024	2023
Income tax recovery (expense) at statutory rate of 27%	$(10)	$62
Rate differentials between jurisdictions and on specified activities	(7)	(3)
Non-taxable amounts including goodwill impairment	(20)	—
Impact of functional currency differences	(6)	—
Income tax credits	5	—
Valuation allowance on deferred tax attributes	(2)	—
Other	(3)	2
Tax recovery (provision)	$(43)	$61

Deferred income tax liabilities and assets
Deferred income tax liabilities (assets) are made up of the following components:

	2024	2023
Property, plant, equipment and intangibles	$681	$737
Reforestation and decommissioning obligations	(27)	(30)
Employee benefits	(25)	(22)
Export duties	93	90
Tax loss carry-forwards[1]	(70)	(47)
Inventory	(16)	(12)
Other	(34)	(39)
	$602	$677

Represented by:
Deferred income tax assets	$(7)	$(6)
Deferred income tax liabilities	609	683
	$602	$677
1.We have $304 million of net operating loss carry-forwards in various jurisdictions (December 31, 2023 - $241 million), $227 million of U.S. state net operating loss carry-forwards (December 31, 2023 - $306 million), and $95 million of capital loss carry-forwards (December 31, 2023 - $83 million). A portion of these losses expire over various periods starting in 2025. The net operating losses that have not been recognized as of December 31, 2024 are $30 million in various jurisdictions (December 31, 2023 - $32 million) and $205 million for U.S. states (December 31, 2023 - $270 million). Capital losses that have not been recognized as of December 31, 2024 are $95 million (December 31, 2023 - $83 million).